Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) $ in Thousands, ₪ in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2010 ILS (₪)	Jun. 30, 2010 USD ($)
Derivative [Line Items]
Derivative, Notional Amount			₪ 1.1	$ 287,000
Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 126,300	$ 748,916
Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	432,132	495,036
Euro | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	81,258	102,485
Euro | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	330,433	414,211
United Kingdom, Pounds | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	9,380	6,764
United Kingdom, Pounds | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	38,606	23,559
NIS | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount		598,200
NIS | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	0	0
Other | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	35,662	41,467
Other | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 63,093	$ 57,266